CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 413,564,000	$ 584,684,000	$ 448,193,000
Cost of sales	310,423,000	440,769,000	309,223,000
Gross profit	103,141,000	143,915,000	138,970,000
Operating expenses:
General and administrative	31,319,000	34,608,000	31,299,000
Research and development	34,604,000	41,459,000	35,591,000
Sales and marketing	51,488,000	60,848,000	60,545,000
Acquisition-related costs	19,288,000	502,000	0
Restructuring	10,195,000	238,000	469,000
Total operating expenses	146,894,000	137,655,000	127,904,000
Operating (loss) income	(43,753,000)	6,260,000	11,066,000
Other income (expense):
Interest expense	(4,661,000)	(1,833,000)	(173,000)
Gain on forgiveness of debt	0	4,923,000	0
Other income (expense)	2,250,000	597,000	(2,248,000)
Total other (expense) income	(2,411,000)	3,687,000	(2,421,000)
Net (loss) income from continuing operations, before income taxes	(46,164,000)	9,947,000	8,645,000
Income tax benefit (expense)	9,156,000	25,275,000	(1,787,000)
Net (loss) income from continuing operations	(37,008,000)	35,222,000	6,858,000
Loss from discontinued operations, net of tax	(823,000)	(12,637,000)	(7,960,000)
Net (loss) income	(37,831,000)	22,585,000	(1,102,000)
Net income (loss) from continuing operations attributable to non-controlling interest	33,000	0	0
Net (loss) income attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations	(37,041,000)	35,222,000	6,858,000
Net (loss) income attributable to ordinary shareholders of Mynd.ai, Inc.	$ (37,864,000)	$ 22,585,000	$ (1,102,000)
Net (loss) income per ordinary share
Net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations - diluted (in dollars per share)	$ (0.09)	$ 0.08	$ 0.02
Net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations - basic (in dollars per share)	(0.09)	0.08	0.02
Net (loss) per share attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations
Net (loss) per share attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations - basic (in dollars per share)	0	(0.03)	(0.02)
Net (loss) per share attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations - diluted (in dollars per share)	0	(0.03)	(0.02)
Net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc.
Net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. - basic (in dollars per share)	(0.09)	0.05	(0.00)
Net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. - diluted (in dollars per share)	$ (0.09)	$ 0.05	$ 0
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Weighted average shares outstanding used in calculating net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. - basic (in shares)	427,986,755	426,422,220	426,422,220
Weighted average shares outstanding used in calculating net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. - diluted (in shares)	427,986,755	426,422,220	426,422,220